Subsequent Events	9 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [Abstract]
Subsequent Events [Text Block]

27. Subsequent Events

Subsequent to the period ended December 31, 2024, the Company issued 208,044 common shares under the RSU plan upon the exercise of restricted share units.

Subsequent to the period ended December 31, 2024, the Company issued 14,993,039 October 2024 ATM Shares pursuant to the October 2024 ATM Equity Program for gross proceeds of C$66.9 million ($46.5 million).  The October 2024 ATM shares were sold at prevailing market prices, for an average price per October 2024 ATM Share of C$4.46. Pursuant to the October 2024 Equity Distribution Agreement, a cash commission of $1.2 million on the aggregate gross proceeds raised was paid to the agent in connection with its services under the October 2024 Equity Distribution Agreement.

On January 28, 2025, HIVE announced that it had entered into a binding letter of intent with Bitfarms Ltd. to acquire the Yguazú 200 megawatt ("MW") hydro-powered Bitcoin mining facility in Paraguay.

The acquisition is valued at $56 million and includes ownership of a 240 MVA substation with 200 MW of capacity as well as all associated land and facilities.

Key terms of the deal include:

  $25 million payable at closing, scheduled for calendar Q1 2025.
  $31 million payable in equal installments over six months following closing.

In addition to this, HIVE will assume $19 million of PPA deposits to ANDE, the Paraguayan utility company, and will assumes remaining construction completion costs.